7. NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
7. NOTES PAYABLE

Short Term Notes Payable

At September 30, 2016 and December 31, 2015, the Company maintained notes payable and accrued interest to both related and non-related parties totaling $459,000 and $682,000, respectively. These notes are short term, straight-line amortizing notes. The notes carry annual interest rates between 5.0% and 10.0%.

In June 2016, the Company entered into a premium finance agreement to finance its insurance policies totaling $172,351. The note requires monthly payments of $17,622, including interest at 4.87% and matures in April 2017. The balance due on this note totaled $121,000 at September 30, 2016.

In June 2015, the Company entered into a similar short-term note payable for the financing of its insurance policies. This note required monthly payments of $17,614, including interest at 5.2% and matured in April 2016. The balance due on this note totaled $70,000 at December 31, 2015.

Notes Payable in Default

At September 30, 2016, and December 31, 2015 the Company maintained notes payable and accrued interest to related and unrelated parties totaling $602,000 and $133,000, respectively. The notes carry interest at 5% to 10% and have default rates as high a 16.5%. As of September 30, 2016 the notes are accruing interest at the default rate.

Short Term Notes Payable

At December 31, 2015 and 2014, the Company maintained notes payable to Premium Assignment Corporation, an insurance premium financing company, of approximately $172,000 and $100,000, respectively. These notes are 10 month straight-line amortizing loan dated June 24, 2015 and June 24, 2014. The notes carry annual interest of 5.2% and 4.6%, respectively. The balance due to on the Premium Assignment note was approximately $70,000 and $37,000 at December 31, 2015 and 2014, respectively.

Note Payable in Default

At December 31, 2015, the Company maintained a note payable totaling approximately $133,000 of principal and accrued interest. The note accrues interest at 9% with a 16% default rate and requires monthly payments of $10,000. As of December 31, 2015 the note is accruing interest at the default rate and is past due. As of December 31, 2014, the balance was $163,000 and was not in default.

Short Term Convertible Note Payable

On September 10, 2014, the Company sold a secured promissory note an accredited investor with an initial principal amount of $1,275,000, for a purchase price of $700,000 (an original issue discount of $560,000). The Company may prepay the note at any time. The note is secured by the Company’s current and future accounts receivable and inventory, pursuant to a security agreement entered into in connection with the sale. On March 10, 2015, May 4, 2015, June 1, 2015, June 16, 2015, June 29, 2015, January 21, January 29 and February 12, 2016 the Company amended the terms of the note to extend the maturity ultimately until August 31, 2016. During the extension, interest accrues on the note at a rate of the lesser of 18% per year or the maximum rate permitted by applicable law. Pursuant to the terms of the amended note, the holder may convert the outstanding balance into shares of common stock at a conversion price per share equal to the lower of (1) $25.0 or (2) 75% of the lowest daily volume weighted average price of the common stock during the five days prior to conversion. If the conversion price at the time of any conversion is lower than $15.00, the Company has the option of delivering the conversion amount in cash in lieu of shares of common stock. As of December 31, 2015, the holder had converted $5,395 in outstanding principal and accrued interest into 90,240 shares of common stock. The Company paid a total of $65,000 in loan modification fees. At December 31, 2015 and 2014, the balance on the note was approximately $686,000 and $1,062,000, respectively. The original issue discount of $560,000 was fully amortized as of June 30, 2015.

Convertible Debt

On April 23, 2014, the Company entered into a securities purchase agreement with an accredited investor, pursuant to which the Company sold a 6% senior convertible note with an initial principal amount of $1.5 million and an 18-month term, for a purchase price of $1.0 million (an approximately 33.3% original issue discount). Additionally, pursuant to the purchase agreement, on May 23, 2014 the investor purchased an additional senior convertible note with an initial principal amount of $2.0 million and an 18-month term, for a fixed purchase price of $2.0 million. As of July 1, 2015, the notes were repaid in full. The balance at December 31, 2014 was $783,000.

The Company paid the investor a commitment fee for entering into the purchase agreement in the form of 3,218 shares of common stock. The Company also paid $50,000 of attorneys’ fees and expenses incurred by Magna in connection with the transaction. Total debt issuance costs incurred on the senior convertible note was approximately $844,000. This amount was fully amortized at December 31, 2015. Total amortization expense for the year ended December 31, 2015 and 2014 was $516,000 and $328,000, respectively.

In connection with the sale of the convertible notes, the Company issued its placement agent warrants exercisable for 2,000 shares of common stock at $50.00 per share with an expiration date of April 23, 2019, and warrants exercisable for 5,618 shares of common stock at $45.00 per share with an expiration date of May 22, 2019.

Prior to repayment in full, the Company had issued a total of 252,804 shares of common stock in conjunction with conversions of the senior convertible notes.

Loss on Extinguishment of Debt

As part of the Company’s December 2014 public offering of common stock, the Company repaid approximately $1.4 million of debt via the issuance of 77,005 shares of common stock and five-year warrants to purchase an additional 3,850,252 shares at an exercise price of $22.50 per share. Pursuant to the senior convertible note purchase agreement, the Company had to pay a prepayment penalty of 25% of the amount prepaid. The penalty on the transaction was approximately $325,000 and was charged to loss on extinguishment of debt on the statement of operations for the year ended December 31, 2014. There was no loss on extinguishment of debt in the year ended December 31, 2015.